Taxes - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes [Line Items]
Effective income tax rate	34.90%	21.70%	19.60%
Undistributed earnings of our foreign subsidiaries	$ 1.8
Net tax loss and credit carry forwards (tax effected)	4.1
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2016 and 2035	2.5
Operating loss carry forwards amount	1.6
Increase in valuation allowance	1.6
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 1.2	$ 1.3	$ 1.4